OTHER RECEIVABLES AND PREPAID EXPENSES (Narrative) (Details) - Optenet [Member] € in Thousands, $ in Thousands		12 Months Ended
	Jan. 02, 2014 EUR (€)	Dec. 31, 2015	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans granted	€ 2,000
Quarterly loan payment amount	€ 125
Description of variable rate basis		Eurobor
Basis spread on variable rate		5.00%
Non-current other assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans granted | $			$ 1,215